Financial Risk Management - Schedule of Effect of a 10% Variation in the Prices of Investments in Financial Instruments (Detail) - Price Risk [member]	12 Months Ended
Dec. 31, 2021 ARS ($)
Positive variation impact on net income before income tax [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (+) / decrease (-) in the prices of investments in financial	10.00%
Income before income tax for fiscal year ended December 31, 2021	$ 4,022
Negative variation impact on net income before income tax [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (+) / decrease (-) in the prices of investments in financial	10.00%
Income before income tax for fiscal year ended December 31, 2021	$ (4,022)